Long-Term Investments (Details) - Schedule of components of equity investments without readily determinable fair value measured at Measurement Alternative - USD ($)	6 Months Ended				12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021		Jun. 30, 2022		Jun. 30, 2021
Schedule Of Components Of Equity Investments Without Readily Determinable Fair Value Measured At Measurement Alternative Abstract
Balance at beginning of the period	$ 22,395	[1]	$ 23,232	[1]	$ 23,232	[1]
Effects of foreign exchange rate	(647)		(837)		(837)		581
Balance at end of the period	$ 21,748		$ 22,395		$ 22,395	[1]	$ 23,232	[1]

[1]	For the years ended June 30, 2022 and 2021, the movement of equity investments without readily determinable fair value measured at Measurement Alternative consisted of the following: